CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	640,000,000	640,000,000
Ordinary shares, shares issued	55,145,839	54,065,709
Ordinary shares, shares outstanding	55,145,839	54,065,709
Treasury shares	1	1